Akin Gump Strauss Hauer & Feld LLP

1700 Pacific Avenue, Suite 4100

Dallas, TX 75201

January 31, 2006

BY EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Bronco Drilling Company, Inc. - Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Bronco Drilling Company, Inc., a Delaware corporation (the “Company”), we submit to you the Company’s Registration Statement on Form S-1 (the “Registration Statement”) for filing under the Securities Act of 1933 (the “Securities Act”).

Pursuant to Rule 461(a) under the Securities Act, the Company and the underwriters intend to request acceleration of the effective date of the Registration Statement orally. The Company and the underwriters have indicated that they are aware of their obligations under the Securities Act.

We transmitted $11,452 by wire transfer to your account on January 31, 2006. Because the filing fee was calculated to be approximately $10,850 pursuant to Rule 457(o) under the Securities Act, there will remain a $602 balance to be applied to any future filings. Please direct any questions or comments regarding the Registration Statement to Seth R. Molay, P.C. at 214-969-4780 or the undersigned at 214-969-2848.

Sincerely,

/s/ ALEX FRUTOS

Alex Frutos